Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000029000 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029000 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029000 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029000 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029000 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029000 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029000 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029000 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029000 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029000 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029000 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000029000 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000029000 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029000 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029000 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029000 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029000 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029000 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029000 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000029000 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028997 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028997 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028997 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028997 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028997 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028997 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028997 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028997 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028997 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028997 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028997 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000028997 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028997 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028997 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028997 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028997 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028997 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028997 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028997 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028997 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028999 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028999 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028999 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028999 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028999 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028999 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028999 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028999 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028999 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028999 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028999 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000028999 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028999 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028999 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028999 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028999 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028999 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028999 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028999 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028999 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029003 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029003 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029003 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029003 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029003 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029003 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029003 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029003 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029003 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029003 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029003 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000029003 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000029003 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029003 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029003 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029003 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029003 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029003 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029003 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000029003 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%